DEBT - Long-Term Debt (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Weighted average interest rate	3.34%
Long-term debt	$ 223,080,000,000	$ 221,116,000,000
Weighted average interest rate including effects of derivative contracts	2.48%
Senior debt
Debt Instrument [Line Items]
Long-term debt	195,868,000,000	188,727,000,000
Subordinated debt
Debt Instrument [Line Items]
Long-term debt	25,487,000,000	28,481,000,000
Trust preferred securities
Debt Instrument [Line Items]
Long-term debt	1,725,000,000	3,908,000,000
Citigroup Inc.
Debt Instrument [Line Items]
Long-term debt	149,512,000,000	156,804,000,000
Citigroup Inc. | Senior debt
Debt Instrument [Line Items]
Weighted average interest rate	3.85%
Long-term debt	122,323,000,000	124,857,000,000
Citigroup Inc. | Subordinated debt
Debt Instrument [Line Items]
Weighted average interest rate	4.48%
Long-term debt	25,464,000,000	28,039,000,000
Citigroup Inc. | Trust preferred securities
Debt Instrument [Line Items]
Weighted average interest rate	6.90%
Long-term debt	1,725,000,000	3,908,000,000
Bank
Debt Instrument [Line Items]
Long-term debt	65,146,000,000
Bank | Senior debt
Debt Instrument [Line Items]
Weighted average interest rate	1.74%
Long-term debt	65,146,000,000	56,039,000,000
Collateralized long-term advances from Federal Home Loan Bank	19,800,000,000	14,000,000,000
Bank | Subordinated debt
Debt Instrument [Line Items]
Weighted average interest rate	0.00%
Long-term debt	0	418,000,000
Broker-dealer
Debt Instrument [Line Items]
Long-term debt	8,422,000,000
Broker-dealer | Senior debt
Debt Instrument [Line Items]
Weighted average interest rate	4.06%
Long-term debt	8,399,000,000	7,831,000,000
Broker-dealer | Subordinated debt
Debt Instrument [Line Items]
Weighted average interest rate	2.07%
Long-term debt	23,000,000	24,000,000
Citigroup Funding Inc. (CFI)
Debt Instrument [Line Items]
Carrying value of Principal-Protected Trust Securities	$ 0	$ 87,000,000